Revision of Prior Year Financial Statements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Revision of Prior Year Financial Statements [Abstract]
Schedule of correction of accounting errors, the relevant annual financial statements
	December 31, 2017
	As Previously Reported	Adjustment	As Revised
Balance Sheet
Current Liabilities
Accrued dividends	$472,444	$(472,444)	$-
Total Current Liabilities	4,159,644	(472,444)	3,687,200
Total Liabilities	$8,017,183	$(472,444)	$7,544,739

Stockholders’ Equity
Total Stockholders’ Equity	7,839,751	(472,444)	7,367,307

	For the six months ended June 30, 2017
	As Previously Reported	Adjustments	As Revised
Statement of Operations
Deemed dividend	$-	$131,867	$131,867
Net loss attributable to common stockholders	$2,955,909	$131,867	$3,087,776
Basic and diluted loss per share	$(0.08)	$-	(0.08)

Statements of Cash Flows
Supplementary Disclosure of Non-Cash Investing And Financing Activities
Deemed dividend	$101,385	$30,482	$131,867

	December 31, 2017
	As Previously Reported	Adjustment	As Revised
Balance Sheet
Current Liabilities
Accrued dividends	$472,444	$(472,444)	$-
Total Current Liabilities	4,159,644	(472,444)	3,687,200
Total Liabilities	$8,017,183	$(472,444)	$7,544,739

Stockholders’ Equity
Total Stockholders’ Equity	7,839,751	(472,444)	7,367,307

	For the year ended December 31, 2017
	As Previously Reported	Adjustments	As Revised
Statement of Operations
Deemed dividend	$-	$297,323	$131,867
Net loss attributable to common stockholders	$8,751,586	$297,323	$9,079,872
Basic and diluted loss per share	$(0.23)	$-	(0.23)

Statements of Cash Flows
Supplementary Disclosure of Non-Cash Investing And Financing Activities
Deemed dividend	$217,985	$79,338	$297,323

	December 31, 2016
	As Previously Reported	Adjustment	As Revised
Balance Sheet
Current Liabilities
Accrued dividends	$259,170	$(259,170)	$-
Total Current Liabilities	3,544,996	(259,170)	3,285,826
Total Liabilities	$3,546,204	$(259,170)	$3,287,034

Stockholders’ Equity
Total Stockholders’ Equity	3,168,103	(259,170)	2,908,933

	For the year ended December 31, 2016
	As Previously Reported	Adjustments	As Revised
Statement of Operations
Deemed dividend	$-	$247,128	$247,128
Net loss attributable to common stockholders	$(7,391,907)	$247,128	$(7,639,035)
Basic and diluted loss per share	$(0.23)	$(0.01)	(0.24)

Statements of Cash Flows
Supplementary Disclosure of Non-Cash Investing And Financing Activities
Deemed dividend	$177,234	$69,894	$247,128